Schedule of Investments
July 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.94%
Australia–0.95%
CSL Ltd.	27,597	$4,309,208
Brazil–3.62%
Ambev S.A., ADR	1,372,356	7,232,316
B3 S.A.–Brasil, Bolsa, Balcao	420,131	4,644,576
Banco Bradesco S.A., ADR	498,717	4,508,402
		16,385,294
Canada–4.84%
CGI, Inc., Class A(a)	103,579	7,972,083
Open Text Corp.	177,833	7,584,649
Peyto Exploration & Development Corp.	698,234	2,116,181
PrairieSky Royalty Ltd.	312,621	4,187,861
		21,860,774
China–5.94%
Alibaba Group Holding Ltd., ADR(a)	37,499	6,491,452
Kweichow Moutai Co., Ltd., Class A	24,790	3,484,509
New Oriental Education & Technology Group, Inc., ADR(a)	45,658	4,762,586
Wuliangye Yibin Co., Ltd., Class A	266,084	4,639,550
Yum China Holdings, Inc.	164,623	7,490,346
		26,868,443
Denmark–1.27%
Carlsberg A/S, Class B	42,159	5,749,705
France–5.70%
Bureau Veritas S.A.	307,770	7,671,049
Criteo S.A., ADR(a)	216,422	4,105,525
Pernod Ricard S.A.	25,554	4,474,282
Schneider Electric S.E.	52,361	4,508,133
Vivendi S.A.	180,045	5,004,195
		25,763,184
Germany–3.12%
Deutsche Boerse AG	49,618	6,940,379
GEA Group AG	48,691	1,224,120
SAP S.E.	47,778	5,926,757
		14,091,256
Indonesia–1.55%
PT Bank Mandiri (Persero) Tbk	12,391,000	7,015,453
Ireland–1.09%
Flutter Entertainment PLC	62,050	4,915,218
Israel–1.05%
Check Point Software Technologies Ltd.(a)	42,412	4,748,023
Shares		Value
Italy–2.29%
FinecoBank Banca Fineco S.p.A.	663,361	$6,572,139
Mediobanca Banca di Credito Finanziario S.p.A.	377,760	3,773,204
		10,345,343
Japan–4.14%
FANUC Corp.	32,300	5,754,224
Hoya Corp.	98,800	7,590,903
Keyence Corp.	9,400	5,364,450
		18,709,577
Mexico–1.23%
Fomento Economico Mexicano, S.A.B. de C.V., ADR	61,492	5,577,324
Spain–1.56%
Amadeus IT Group S.A.	89,965	7,037,046
Switzerland–2.00%
Alcon, Inc.(a)	39,701	2,296,263
Cie Financiere Richemont S.A.	36,861	3,146,185
Julius Baer Group Ltd.(a)	84,813	3,623,692
		9,066,140
Taiwan–2.02%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,103,428	9,122,561
United Kingdom–8.50%
Amcor PLC, CDI	523,793	5,562,781
British American Tobacco PLC	151,430	5,403,521
Clinigen Group PLC	508,337	6,229,433
Compass Group PLC	169,384	4,269,616
Reckitt Benckiser Group PLC	65,038	5,042,669
RELX PLC	257,523	6,108,108
TechnipFMC PLC	210,841	5,793,081
		38,409,209
United States–46.07%
Activision Blizzard, Inc.	66,410	3,236,823
Advance Auto Parts, Inc.	29,842	4,495,399
Alphabet, Inc., Class A(a)	6,121	7,456,602
Alphabet, Inc., Class C(a)	6,373	7,753,902
Aon PLC	26,527	5,020,235
Apple, Inc.	44,504	9,481,132
Aptiv PLC	70,262	6,158,464
Avanos Medical, Inc.(a)	73,096	2,976,469
Baxter International, Inc.	75,720	6,358,209
Booking Holdings, Inc.(a)	4,094	7,723,781
Broadcom, Inc.	30,091	8,726,089
Cisco Systems, Inc.	96,655	5,354,687
Comcast Corp., Class A	139,892	6,039,138

See accompanying notes which are an integral part of this schedule.
Invesco Global Growth Fund

Shares		Value
United States–(continued)
Dollar General Corp.	34,070	$4,566,062
Dril-Quip, Inc.(a)	121,321	6,383,911
eBay, Inc.	112,892	4,650,022
Elanco Animal Health, Inc.(a)	177,541	5,851,751
Expedia Group, Inc.	36,319	4,820,984
Gilead Sciences, Inc.	48,419	3,172,413
IHS Markit Ltd.(a)	112,067	7,219,356
Intercontinental Exchange, Inc.	54,286	4,769,568
JPMorgan Chase & Co.	55,853	6,478,948
Kansas City Southern	56,028	6,932,905
KAR Auction Services, Inc.	132,754	3,549,842
Las Vegas Sands Corp.	113,081	6,834,616
Microsoft Corp.	47,660	6,494,628
Mondelez International, Inc., Class A	137,172	7,337,330
NCR Corp.(a)	205,558	6,949,916
PayPal Holdings, Inc.(a)	50,887	5,617,925
Philip Morris International, Inc.	119,879	10,023,083
PTC, Inc.(a)	51,578	3,495,957
RealPage, Inc.(a)	59,655	3,727,244
Shares		Value
United States–(continued)
Sabre Corp.	231,600	$5,444,916
Tradeweb Markets, Inc., Class A	50,000	2,368,000
Versum Materials, Inc.	90,303	4,693,950
Wyndham Hotels & Resorts, Inc.	107,537	6,081,217
		208,245,474
Total Common Stocks & Other Equity Interests (Cost $305,662,563)		438,219,232
Money Market Funds–1.55%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(b)	2,449,036	2,449,036
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(b)	1,749,039	1,749,738
Invesco Treasury Portfolio, Institutional Class, 2.15%(b)	2,798,899	2,798,899
Total Money Market Funds (Cost $6,997,113)		6,997,673
TOTAL INVESTMENTS IN SECURITIES—98.49% (Cost $312,659,676)		445,216,905
OTHER ASSETS LESS LIABILITIES–1.51%		6,835,993
NET ASSETS–100.00%		$452,052,898
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$4,309,208	$—	$4,309,208
Brazil	16,385,294	—	—	16,385,294
Canada	21,860,774	—	—	21,860,774
China	18,744,384	8,124,059	—	26,868,443
Denmark	—	5,749,705	—	5,749,705
France	4,105,525	21,657,659	—	25,763,184
Germany	—	14,091,256	—	14,091,256
Indonesia	—	7,015,453	—	7,015,453
Ireland	—	4,915,218	—	4,915,218
Israel	4,748,023	—	—	4,748,023
Italy	—	10,345,343	—	10,345,343
Japan	—	18,709,577	—	18,709,577
Mexico	5,577,324	—	—	5,577,324
Spain	—	7,037,046	—	7,037,046
Switzerland	2,296,263	6,769,877	—	9,066,140
Taiwan	—	9,122,561	—	9,122,561
United Kingdom	5,562,781	32,846,428	—	38,409,209
United States	208,245,474	—	—	208,245,474
Money Market Funds	6,997,673	—	—	6,997,673
Total Investments	$294,523,515	$150,693,390	$—	$445,216,905
Invesco Global Growth Fund